Reporting entity	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Reporting entity
1.	Reporting entity
Sony Group Corporation is a public company domiciled in Japan. Sony Group Corporation and its consolidated subsidiaries (hereinafter collectively referred to as “Sony” or “Sony Group”) are engaged in the development, design, production, manufacture, offer and sale of various kinds of electronic equipment, instruments, and devices for consumer, professional and industrial markets such as network services, home gaming consoles and software, televisions, audio and video recorders and players, still and video cameras, smartphones, and image sensors. Sony’s primary manufacturing facilities are located in Asia including Japan. Sony also utilizes third-party contract manufacturers for certain products. Sony’s products and services are marketed throughout the world by sales subsidiaries and unaffiliated distributors as well as direct sales and offers via the internet. Sony is engaged in the development, production, manufacture, and distribution of recorded music, artists’ live performance and merchandising, the management and licensing of the words and music of songs, and the production and distribution of animation titles and game applications. Sony is also engaged in the production, acquisition and distribution of motion pictures and television programming and the operation of television networks and direct-to-consumer
(“DTC”) streaming services. Further, Sony is also engaged in various financial services businesses, including life and non-life
insurance businesses through its Japanese insurance subsidiaries and banking business through a Japanese internet-based banking subsidiary.